Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Basic and Diluted Earnings Per Share
The basic and diluted earnings per share (“EPS”), and the basic and diluted weighted average shares outstanding for all periods as presented in the accompanying Statements of Operations and Comprehensive Income/(Loss) are shown below:

Earnings per Share	Three months period ended March 31, 2019	Three months period ended March 31, 2018
Basic earnings per common share	$0.11	$(0.52)
Diluted earnings per common share	$0.11	$(0.52)
Basic weighted average shares outstanding	322,088	304,455
Diluted weighted average shares outstanding	322,088	304,455

The basic and diluted earnings per share (“EPS”), and the basic and diluted weighted average shares outstanding for all periods as presented in the accompanying Statements of Operation and Comprehnsive Loss are shown below:

	Twelve Months Ended December 31,
	2018	2017
Earnings per Share
Basic earnings per common share	$(1.08)	$(1.74)
Diluted earnings per common share	$(1.08)	$(1.74)
Basic weighted average shares outstanding	304,455	304,455
Diluted weighted average shares outstanding	304,455	304,455